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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22549

NORTHERN LIGHTS FUND TRUST II

(Exact name of registrant as specified in charter)

226 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service) Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: October 31, November 30, December 31, May 31, August 31 and February 28

Date of reporting period: _July 1, 2021 to June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The 0MB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

GENERAL INSTRUCTIONS

A.	Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of1940 (the "Act") and Rule 30bl-4 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B.	Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

SEC 2451 (4-22)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid 0MB control number.
C.	Preparation of Report.

I.	This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules Sb-I I (17 CFR 270.Sb-11) and Sb-12 (17 CFR 270.Sb-12) under the Act. The Commission does not furnish blank copies of this form to be filled in for filing.

2.       These general instructions are not to be filed with the report.

D.	Incorporation by Reference.

No items of this Form shall be answered by incorporating any information by reference.

E.	Definitions.

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.	Signature and Filing of Report.

I.       If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.	(a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b) The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-l1 under the Act (17 CFR 270.Sb-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(t) Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote( , for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Instructions.

1.	In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2.	The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g. in the case of certain securities of foreign issuers.

Registrant:		NORTHERN LIGHTS FUND TRUST II - Essential 40 Stock Fund							Item 1, Exhibit A
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
	FedEx Corp.	FDX	31428X106	Annual 9/27/2021	Election of Directors	MGMT	Y	For All	For
					Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Approval of FDX 2019 Omnibus Stock Incentive Plan	MGMT	Y	For	For
					Shareholder proposal for independent board chair	Shareholer	Y	For	Against
					Shareholder proposal regarding political contributions	Shareholer	Y	Abs	Against
					Shareholder proposal regarding lobbying activity	Shareholer	Y	For	Against
					Shareholder proposal assessing inclusion in workplace	Shareholer	Y	Abs	Against
					Shareholder proposal regarding climate change lobby	Shareholer	Y	Abs	Against
	Sysco Corp.	SYY	871829107	Annual 11/19/2021	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Shareholder proposal regarding greenhouse emmisions	Shareholer	Y	Abs	Against
	Automatic Data Processing, Inc.	ADP	53015103	Annual 11/15/2021	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Stockholder proposal regarding workforce engagement in governance	Shareholer	Y	Abs	Against
	Microsoft Corp.	MSFT	595918104	Annual 11/30/2021	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Approval of Employee Stock Purchase Plan	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Gender Pay Gap	Shareholer	Y	Abs	Against
					Shareholder proposal regarding sexaual harassment governance	Shareholer	Y	Abs	Against
					Shareholder proposal regarding racial equity	Shareholer	Y	Abs	Against
					Shareholder proposal regarding hiring practices	Shareholer	Y	Abs	Against
					Shareholder proposal regarding lobbying activity	Shareholer	Y	Abs	Against
	Palo Alto Networks, Inc.	PANW	697435105	Annual 12/14/2021	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Approval of PANW Equity Incentive Plan	MGMT	Y	For	For
	Costco Wholesale Corp.	COST	22160K105	Annual 01/19/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Shareholder proposal regarding charity giving	Shareholer	Y	Abs	Against
					Shareholder proposal regarding GHG emissions reductions	Shareholer	Y	Abs	Against
					Shareholder proposal regarding racial justice and food equity	Shareholer	Y	Abs	Against
	Visa Inc.	V	92826C839	Annual 1/24/2022	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
	Apple Inc.	AAPL	37833100	Annual 3/03/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Approval of AAPL 2022 Employee Stock Plan	MGMT	Y	For	For
					Shareholder proposal "Reicorporate with Deeper Purpose"	Shareholer	Y	Abs	Against
					Shareholder proposal "Transparency Reports"	Shareholer	Y	Abs	Against
					Shareholder proposal "Report Forced Labor"	Shareholer	Y	Abs	Against
					Shareholder proposal "Pay Equity"	Shareholer	Y	Abs	Against
					Shareholder proposal "Civil Rights Audit"	Shareholer	Y	Abs	Against
					Shareholder proposal "Report on Concealment Clauses"	Shareholer	Y	Abs	Against
	Dow Inc.	DOW	260557103	Annual 4/13/2022	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Independent Board Chair	Shareholer	Y	Abs	Against

	Berkshire Hathaway Inc.	BRK B	84670702	Annual 4/30/2022	Election of Directors	MGMT	Y	All	For
					Shareholder proposal for independent board chair	Shareholer	Y	For	Against
					Shareholder proposal regarding risks of climate	Shareholer	Y	Abs	Against
					Shareholder proposal regarding meeting climate goals on greenhouse gas	Shareholer	Y	Abs	Against
					Shareholder proposal regarding gender and racial equity	Shareholer	Y	Abs	Against
	The Boeing Co.	BA	97023105	Annual 4/29/2022	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Approval of global stock plan	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Lobbying Activities	Shareholer	Y	Abs	Against
					Report on charitable contributions	Shareholer	Y	Abs	Against
					Reduce special meeting threshold	Shareholer	Y	For	Against
					Net zero indicator	Shareholer	Y	Abs	Against
	Johmson & Johnson	JNJ	478160104	Annual 4/27/2022	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Approval of long-term incentive plan	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Fed securities laws mandate arbitration bylaw	Shareholer	Y	Abs	Against
					Civil rights audit	Shareholer	Y	For	Against
					Third party racial justice audit	Shareholer	Y	Abs	Against
					Gov financial report COVID-19 access	Shareholer	Y	Abs	Against
					Public health costs of protecting vaccine tech	Shareholer	Y	Abs	Against
					Discontinued global sales of baby poweder	Shareholer	Y	Abs	Against
					Report on charitable contributions	Shareholer	Y	Abs	Against
					Third party review of lobbying and universal healthcare	Shareholer	Y	Abs	Against
	Lockheed Martin Corp.	LMT	539830109	Annual 4/20/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Shareholder proposal to reduce the threshold to call special meetings	Shareholer	Y	For	Against
					Human rights due dilligence	Shareholer	Y	Abs	Against
	International Business Machines Corp.	IBM	459200101	Annual 4/25/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Shareholder proposal to lower special meeting ownership threshold	Shareholer	Y	Abs	Against
					Shareholder proposal to have an Independent Board Chairman	Shareholer	Y	For	Against
	Pfizer Inc.	PFE	717081103	Annual 4/27/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Shareholder proposal to amend proxy access	Shareholer	Y	Abs	Against
					Shareholder proposal regarding political contributions	Shareholer	Y	Abs	Against
					Shareholder proposal regarding intellectual property and COVID-19	Shareholer	Y	Abs	Against
					Shareholder proposal regarding oversight of risks to anticompetitive practices	Shareholer	Y	Abs	Against
					Shareholder proposal regarding public health costs protecting vaccine tech	Shareholer	Y	Abs	Against
	CME Group Inc.	CME	12572Q105	Annual 5/4/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Approval of ammended and restated CME Omnibus Stock Plan	MGMT	Y	For	For
					Approval of ammended and restated CME Director Plan	MGMT	Y	For	For
					Approval of ammended and restated CME Employee Stock Purchase Plan	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
	Arch-Dan-Midland Co.	ADM	39483102	Annual 5/4/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Stockholder proposal to remove 1 year holding period to call special meeting	Shareholer	Y	For	Against
					Stockholder proposal regarding report on pesticide use in supply chain	Shareholer	Y	Abs	Against
	Verizon Comm. Co.	VZ	92343V104	Annual 5/11/2021	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Report on charitable contributions	Shareholer	Y	Abs	Against
					Amend Clawback Policy	Shareholer	Y	Abs	Against
					Business operations in China	Shareholer	Y	Abs	Against
					Shareholder Ratification of Annual Equity Awards	Shareholer	Y	Abs	Against
	Duke Energy Corp.	DUK	26441C204	Annual 5/4/2021	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Shareholder right to call a special meeting	Shareholer	Y	For	Against
	Nutrien Ltd.	NTR	67077M108	Annual 5/17/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
	International Paper Co.	IP	460146103	Annual 5/8/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Shareholder proposal concerning Independent Chair	Shareholer	Y	For	Against
					Shareholder proposal concerning environmental expenditures	Shareholer	Y	Abs	Against
	Waste Mgmt., Inc.	WM	94106L109	Annual 5/9/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Stockholder proposal regarding civil rights audit	Shareholer	Y	Abs	Against
	3M Co.	MMM	88579Y101	Annual 5/9/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Shareholder proposal on publishing report on environmental costs	Shareholer	Y	Abs	Against
					Shareholder proposal on China audit	Shareholer	Y	Abs	Against
	CVS Health Corp.	CVS	126650100	Annual 5/10/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Shareholder proposal to reduce the threshold to call special meetings	Shareholer	Y	For	Against
					Shareholder proposal regarding Indepent Chair	Shareholer	Y	For	Against
					Shareholder proposal on civil rights and non-discrimination audit	Shareholer	Y	Abs	Against
					Shareholder proposal requesting paid sick leave for all employees	Shareholer	Y	Abs	Against
					Shareholder proposal regarding public health costs of food business	Shareholer	Y	Abs	Against
	Masco Corp.	MAS	574599106	Annual 5/11/2022	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
	Xylem Inc.	XYL	98419M100	Annual 5/11/2022	Election of Directors	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Proposal to admend the proxy by-law, if properly presented.	Shareholer	Y	Abs	Against
	Intel Corp.	INTC	458140100	Annual 5/11/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executuve Compensation	MGMT	Y	For	For
					Approval of amendment and restatement of 2006 Equity Incentive Plan	MGMT	Y	For	For
					Shareholder right to call a special meeting	Shareholer	Y	For	Against
					Shareholder proposal requesting third-party audit of racism	Shareholer	Y	Abs	Against
	JPMorgan Chase & Co.	JPM	46625H100	Annual 5/16/2022	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Fossil fuel financing	Shareholer	Y	Abs	Against
					Special Shareholder Meeting improvement	Shareholer	Y	For	Against
					Independent Board Chair	Shareholer	Y	For	Against
					Board Diversification	Shareholer	Y	Abs	Against
					Conversion to public benefit corp.	Shareholer	Y	Abs	Against
					Report on setting absolute contraction targets	Shareholer	Y	Abs	Against
	Chubb Limited	CB	H0023R105	Annual 5/17/2022	Approval of financial statements	MGMT	Y	For All	For
					Allocation of disposable profits	MGMT	Y	For	For
					Distribution of a dividend out of legal reserves	MGMT	Y	For	For
					Discharge of the Board of Directors	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Election of BDO AG as special audit firm	MGMT	Y	For	For
					Election of Directors - Chairman	MGMT	Y	For	For
					Election of Board of Directors	MGMT	Y	For	For
					Election of Compensation Committee	MGMT	Y	For	For
					Election Homburger AG	MGMT	Y	For	For
					Reduction of share capital	MGMT	Y	For	For
					Approval of maximum compensation of the Board and Executive Mgmt	MGMT	Y	For	For
					Compensation of Executive Mgmt. for the next year	MGMT	Y	For	For
					Shareholder proposal regarding policy restricting new fossil fuel supplies	Shareholer	Y	Abs	Against
					Shareholder proposal regarding greenhouse emmisions	Shareholer	T	Abs	Against
					Advisory vote to approve exec compensation under U.S. Securities Laws	MGMT	Y	Abs	For
	The Home Depot, Inc.	HD	437076102	Annual 5/18/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Approval of Omnibus Stock Incentive Plan	MGMT	Y	For	For
					Shareholder proposal to reduce the threshold to call special meetings	Shareholer	Y	For	Against
					Shareholder proposal regarding Indepent Chair	Shareholer	Y	For	Against
					Shareholder proposal regarding political contributions	Shareholer	Y	Abs	Against
					Shareholder proposal regarding gender and racial equity on board	Shareholer	Y	Abs	Against
					Shareholder proposal regarding deforestation	Shareholer	Y	Abs	Against
					Shareholder proposal regarding racial equity	Shareholer	Y	Abs	Against
	Amazon.com, Inc.	AMZN	23135106	Annual 5/24/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Shareholder proposal requesting a report on customer due diligence	Shareholer	Y	Abs	Against
					Shareholder proposal requesting a report on retirement plan options	Shareholer	Y	Abs	Against
					Shareholder proposal requesting aternative director candidate policy	Shareholer	Y	Abs	Against
					Shareholder proposal on worker health and safety differences	Shareholer	Y	Abs	Against
					Shareholder proposal on risks of certain contract clauses	Shareholer	Y	Abs	Against
					Packaging Materials report	Shareholer	Y	Abs	Against
					Charitable contributions	Shareholer	Y	Abs	Against
					Alternative director candidate policy	Shareholer	Y	Abs	Against
					Freedom of association	Shareholer	Y	Abs	Against
					More director candidates than board seats	Shareholer	Y	For	Against
					Lobbying Activities	Shareholer	Y	Abs	Against
					Gender and racial pay report	Shareholer	Y	Abs	Against
					Diversity and equity audit	Shareholer	Y	Abs	Against
					Customer use of certain technologies	Shareholer	Y	Abs	Against
					Warehouse working conditions	Shareholer	Y	Abs	Against
	Meta Platforms Inc.	META	591398102	Annual 5/24/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Shareholder proposal regarding dual class capital structure	Shareholer	Y	Abs	Against
					Independent Board Chair	Shareholer	Y	For	Against
					Report regarding concealment clauses	Shareholer	Y	Abs	Against
					Report on external costs of misinformation	Shareholer	Y	Abs	Against
					Report on community standards enforcement	Shareholer	Y	Abs	Against
					Report on advisory vote on metaverse	Shareholer	Y	Abs	Against
					Report on human rights impact assessment	Shareholer	Y	Abs	Against
					Report on child sexual exploitation online	Shareholer	Y	Abs	Against
					Report on civil rights and non-discrimination audit	Shareholer	Y	Abs	Against
					Report on lobbying	Shareholer	Y	Abs	Against
					Report on charitable contributions	Shareholer	Y	Abs	Against
					Report on audit and risk oversight committee	Shareholer	Y	Abs	Against
	Exxon Mobil Corp.	XOM	30231G102	Annual 5/24/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Executive Compensation	MGMT	Y	For	For
					Remove executive perquisites	Shareholer	Y	Against	Against
					Limit shareholder rights	Shareholer	Y	Abs	Against
					Reduce company emissions and hydrocarbon sales	Shareholer	Y	Abs	Against
					Low carbon business planning	Shareholer	Y	Abs	Against
					Scenario analysis	Shareholer	Y	Abs	Against
					Report on plastic production	Shareholer	Y	Abs	Against
					Report on political contributions	Shareholer	Y	Abs	Against
	UnitedHealth Group Incorp.	UNH	91324P102	Annual 6/5/2022	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Shareholder proposal seeking shareholder ratification of termination pay.	Shareholer	Y	Abs	Against
					Shareholder proposal regarding political contributions	Shareholer	Y	Abs	Against
	Comcast Corp.	CMCSA	20030N101	Annual 5/31/2022	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Shareholder proposal report on charitable contributions	Shareholer	Y	Abs	Against
					Shareholder proposal to perform independent racial equity audit	Shareholer	Y	Abs	Against
					Shareholder proposal report on risks of omitting viewpoint and ideology from EEO policy	Shareholer	Y	Abs	Against
					Shareholder proposal conduct and release effectiveness of sexual harassement policies	Shareholer	Y	Abs	Against
					Shareholder proposal on how retirement plan options align with company climate goals	Shareholer	Y	Abs	Against
	Alphabet Inc.	GOOGL	02079K305	Annual 5/31/2022	Election of Directors	MGMT	Y	For All	For
					Ratification of Auditor	MGMT	Y	For	For
					Amendment of GOOG 2021 stock plan to increase share reverse on Class C shares	MGMT	Y	For	For
					Amendment of GOOG certification on incorporation to increase shares.	MGMT	Y	For	For
					Stockholder proposal regarding lobbying report	Shareholer	Y	Abs	Against
					Stockholder proposal regarding physical risks of climate change	Shareholer	Y	Abs	Against
					Stockholder proposal regarding water management	Shareholer	Y	Abs	Against
					Stockholder proposal regarding racial equity	Shareholer	Y	Abs	Against
					Stockholder proposal regarding concealment clauses	Shareholer	Y	Abs	Against
					Stockholder proposal regarding equal shareholder voting	Shareholer	Y	For	Against
					Stockholder proposal regarding government takedown requests	Shareholer	Y	Abs	Against
					Stockholder proposal regarding human rights assessment of data siting	Shareholer	Y	Abs	Against
					Stockholder proposal regarding data collection	Shareholer	Y	Abs	Against
					Stockholder proposal regarding algorithm disclosures	Shareholer	Y	Abs	Against
					Stockholder proposal regarding mis or disinformation	Shareholer	Y	Abs	Against
					Stockholder proposal regarding external costs of disinformation	Shareholer	Y	Abs	Against
					Stockholder proposal regarding board diversity	Shareholer	Y	Abs	Against
					Stockholder proposal regarding establishing of environmental sustainability committee	Shareholer	Y	Abs	Against
					Stockholder proposal regarding non-management employee board rep	Shareholer	Y	Abs	Against
					Stockholder proposal regarding military and militarized policing agencies	Shareholer	Y	Abs	Against
	General Motors Co.	GM	37045V100	Annual 6/12/2022	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Shareholder proposal to lower special meeting ownership threshold	Shareholer	Y	For	Against
					Shareholder proposal regarding separation of Chair and CEO roles	Shareholer	Y	For	Against
					Shareholder proposal requesting report on the use of child labor in connection with electric vehicles	Shareholer	Y	Abs	Against
	Delta Air Lines, Inc.	DAL	247361702	6/15/2022	Election of Directors	MGMT	Y	For All	For
					Executive Compensation	MGMT	Y	For	For
					Ratification of Auditor	MGMT	Y	For	For
					Proposal regarding transparency of lobbying	Shareholer	Y	Abs	Against

B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NORTHERN LIGHTS FUND TRUST II

By (Signature and Title)* /s/ Kevin Wolf, President

By: Kevin Wolf, President

Date: August 25, 2022

* Print the name and title of each signing officer under his or her signature.